Investments in and advances to Equity Accounted Investments - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 27, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage						100.00%
Purchase price of acquisition						$ 0	$ 0	$ 31,870
Proceeds from issuance of common stock, net of offering costs (in shares)			2,155,172
Equity income						$ (25,370)	$ 7,680	$ 11,528
TIL
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.30%
Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired				50.00%
Minimum
Schedule of Equity Method Investments [Line Items]
Ownership percentage						11.30%
Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentage						50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired				50.00%
Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired		50.00%
Teekay Tanker Operations Ltd | Entities Under Common Control
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired		50.00%
Purchase price of acquisition		$ 39,000
Teekay Tanker Operations Ltd | Entities Under Common Control | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired				50.00%		50.00%		50.00%
Purchase price of acquisition		39,000		$ 23,700
Working Capital | Teekay Tanker Operations Ltd | Entities Under Common Control
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition		13,100		$ 6,700
Working Capital | Teekay Tanker Operations Ltd | Entities Under Common Control | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition		$ 13,100
Class B | Teekay Tanker Operations Ltd | Entities Under Common Control | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)		13,800,000
TIL
Schedule of Equity Method Investments [Line Items]
Other than Temporary Impairment					$ 28,100
Realized Gain (Loss) on Disposal	$ 1,400